Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 03, 2020	Sep. 01, 2020	Nov. 19, 2018
Non-controlling interest	$ (1,289,300)		$ (1,289,900)	$ (1,060,600)
Reverse stock split	1-for-2.22 reverse split of the Company's common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company's outstanding common stock into one share of common stock.		1-for-2.22 reverse split of the Company's common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company's outstanding common stock into one share of common stock.
Number of financial statements, description	All numbers in these financial statements are rounded to the nearest $100.		All numbers in these financial statements are rounded to the nearest $100.
Cash equivalents
Allowance for doubtful accounts	100		0	11,300
Capitalized interest from related party borrowings	185,300	$ 313,300	1,024,800	1,229,400
Capitalized interest from third-party borrowings	210,900	393,100	2,401,400	1,563,700
Advertising expense	500	$ 7,500	37,500	67,500
Offering costs	$ 37,800		$ 65,100			$ 1,401,100
2018 Plan [Member]
Reserved shares of common stock issuance							675,676
2020 Restricted Stock Plan [Member]
Reserved shares of common stock issuance			700,000		700,000